Condensed Consolidating Financial Information (Condensed Consolidating Statement of Operations) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES:
Total revenues	$ 689,296	$ 745,278	$ 752,388	$ 725,808	$ 720,049	$ 486,114	$ 406,723	$ 415,491	$ 2,912,770	$ 2,028,377	$ 1,712,493
COSTS AND EXPENSES:
General and administrative									66,898	66,421	45,625
Depreciation, depletion and amortization									313,190	252,480	222,196
Gain on sale of assets									(42,264)	(40,311)	0
Impairment expense									126,282	0	0
Total costs and expenses									2,742,522	1,807,826	1,506,066
OPERATING INCOME	4,119	46,148	60,900	59,081	63,407	43,100	61,447	52,597	170,248	220,551	206,427
Equity in earnings of equity investees									43,626	51,046	47,944
Equity in earnings of subsidiaries									0	0	0
Interest expense									(229,191)	(176,762)	(139,947)
Other income (expense)									5,023	(16,715)	0
Income (loss) from operations before income taxes									(10,294)	78,120	114,424
Income tax benefit (expense)									(1,498)	3,959	(3,342)
NET INCOME (LOSS)	(28,927)	(1,634)	10,871	7,898	15,401	6,160	33,580	26,938	(11,792)	82,079	111,082
Net loss attributable to noncontrolling interests	4,144	1,311	126	136	111	152	153	152	5,717	568	2,167
NET INCOME (LOSS) ATTRIBUTABLE TO GENESIS ENERGY, L.P.	$ (24,783)	$ (323)	$ 10,997	$ 8,034	$ 15,512	$ 6,312	$ 33,733	$ 27,090	(6,075)	82,647	113,249
Less: Accumulated distributions attributable to Class A Convertible Preferred Units									(69,801)	(21,995)	0
Net Income (Loss) Available to Common Unitholders									(75,876)	60,652	113,249
Offshore pipeline transportation services
REVENUES:
Total revenues									284,544	318,239	334,679
COSTS AND EXPENSES:
Cost of products and services sold									66,668	72,065	79,624
Sodium minerals and sulfur services
REVENUES:
Total revenues									1,174,434	462,622	171,503
COSTS AND EXPENSES:
Cost of products and services sold									912,491	333,918	91,443
Marine transportation
REVENUES:
Total revenues									219,937	205,287	213,021
COSTS AND EXPENSES:
Cost of products and services sold									172,527	154,606	142,551
Onshore facilities and transportation
REVENUES:
Total revenues									1,233,855	1,042,229	993,290
COSTS AND EXPENSES:
Cost of products and services sold									1,126,730	968,647	924,627
Reportable Legal Entities | Genesis Energy Finance Corporation (Co-Issuer)
REVENUES:
Total revenues									0	0	0
COSTS AND EXPENSES:
General and administrative									0	0	0
Depreciation, depletion and amortization									0	0	0
Gain on sale of assets									0	0
Impairment expense									0
Total costs and expenses									0	0	0
OPERATING INCOME									0	0	0
Equity in earnings of equity investees									0	0	0
Equity in earnings of subsidiaries									0	0	0
Interest expense									0	0	0
Other income (expense)									0	0
Income (loss) from operations before income taxes									0	0	0
Income tax benefit (expense)									0	0	0
NET INCOME (LOSS)									0	0	0
Net loss attributable to noncontrolling interests									0	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO GENESIS ENERGY, L.P.									0	0	0
Less: Accumulated distributions attributable to Class A Convertible Preferred Units									0	0	0
Net Income (Loss) Available to Common Unitholders									0	0	0
Reportable Legal Entities | Genesis Energy Finance Corporation (Co-Issuer) | Offshore pipeline transportation services
REVENUES:
Total revenues									0	0	0
COSTS AND EXPENSES:
Cost of products and services sold									0	0	0
Reportable Legal Entities | Genesis Energy Finance Corporation (Co-Issuer) | Sodium minerals and sulfur services
REVENUES:
Total revenues									0	0	0
COSTS AND EXPENSES:
Cost of products and services sold									0	0	0
Reportable Legal Entities | Genesis Energy Finance Corporation (Co-Issuer) | Marine transportation
REVENUES:
Total revenues									0	0	0
COSTS AND EXPENSES:
Cost of products and services sold									0	0	0
Reportable Legal Entities | Genesis Energy Finance Corporation (Co-Issuer) | Onshore facilities and transportation
REVENUES:
Total revenues									0	0	0
COSTS AND EXPENSES:
Cost of products and services sold									0	0	0
Reportable Legal Entities | Genesis Energy, L.P. (Parent and Co-Issuer)
REVENUES:
Total revenues									0	0	0
COSTS AND EXPENSES:
General and administrative									0	0	0
Depreciation, depletion and amortization									0	0	0
Gain on sale of assets									0	0
Impairment expense									0
Total costs and expenses									0	0	0
OPERATING INCOME									0	0	0
Equity in earnings of equity investees									0	0	0
Equity in earnings of subsidiaries									219,615	276,341	253,048
Interest expense									(230,713)	(176,979)	(139,799)
Other income (expense)									5,023	(16,715)
Income (loss) from operations before income taxes									(6,075)	82,647	113,249
Income tax benefit (expense)									0	0	0
NET INCOME (LOSS)									(6,075)	82,647	113,249
Net loss attributable to noncontrolling interests									0	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO GENESIS ENERGY, L.P.									(6,075)	82,647	113,249
Less: Accumulated distributions attributable to Class A Convertible Preferred Units									(69,801)	(21,995)	0
Net Income (Loss) Available to Common Unitholders									(75,876)	60,652	113,249
Reportable Legal Entities | Genesis Energy, L.P. (Parent and Co-Issuer) | Offshore pipeline transportation services
REVENUES:
Total revenues									0	0	0
COSTS AND EXPENSES:
Cost of products and services sold									0	0	0
Reportable Legal Entities | Genesis Energy, L.P. (Parent and Co-Issuer) | Sodium minerals and sulfur services
REVENUES:
Total revenues									0	0	0
COSTS AND EXPENSES:
Cost of products and services sold									0	0	0
Reportable Legal Entities | Genesis Energy, L.P. (Parent and Co-Issuer) | Marine transportation
REVENUES:
Total revenues									0	0	0
COSTS AND EXPENSES:
Cost of products and services sold									0	0	0
Reportable Legal Entities | Genesis Energy, L.P. (Parent and Co-Issuer) | Onshore facilities and transportation
REVENUES:
Total revenues									0	0	0
COSTS AND EXPENSES:
Cost of products and services sold									0	0	0
Reportable Legal Entities | Guarantor Subsidiaries
REVENUES:
Total revenues									2,052,211	1,732,671	1,691,883
COSTS AND EXPENSES:
General and administrative									65,481	65,862	45,625
Depreciation, depletion and amortization									249,820	232,303	219,696
Gain on sale of assets									(42,264)	(40,311)
Impairment expense									100,093
Total costs and expenses									1,995,030	1,566,467	1,490,941
OPERATING INCOME									57,181	166,204	200,942
Equity in earnings of equity investees									43,626	51,046	47,944
Equity in earnings of subsidiaries									107,684	41,494	(6,744)
Interest expense									13,027	13,825	14,407
Other income (expense)									0	0
Income (loss) from operations before income taxes									221,518	272,569	256,549
Income tax benefit (expense)									(1,727)	3,928	(3,337)
NET INCOME (LOSS)									219,791	276,497	253,212
Net loss attributable to noncontrolling interests									0	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO GENESIS ENERGY, L.P.									219,791	276,497	253,212
Less: Accumulated distributions attributable to Class A Convertible Preferred Units									0	0	0
Net Income (Loss) Available to Common Unitholders									219,791	276,497	253,212
Reportable Legal Entities | Guarantor Subsidiaries | Offshore pipeline transportation services
REVENUES:
Total revenues									284,544	318,239	334,679
COSTS AND EXPENSES:
Cost of products and services sold									64,272	69,225	68,791
Reportable Legal Entities | Guarantor Subsidiaries | Sodium minerals and sulfur services
REVENUES:
Total revenues									333,495	185,852	171,389
COSTS AND EXPENSES:
Cost of products and services sold									259,573	117,224	90,711
Reportable Legal Entities | Guarantor Subsidiaries | Marine transportation
REVENUES:
Total revenues									219,937	205,287	213,021
COSTS AND EXPENSES:
Cost of products and services sold									172,527	154,606	142,551
Reportable Legal Entities | Guarantor Subsidiaries | Onshore facilities and transportation
REVENUES:
Total revenues									1,214,235	1,023,293	972,794
COSTS AND EXPENSES:
Cost of products and services sold									1,125,528	967,558	923,567
Reportable Legal Entities | Non-Guarantor Subsidiaries
REVENUES:
Total revenues									875,841	305,199	28,369
COSTS AND EXPENSES:
General and administrative									1,417	559	0
Depreciation, depletion and amortization									63,370	20,177	2,500
Gain on sale of assets									0	0
Impairment expense									26,189
Total costs and expenses									762,774	250,852	22,884
OPERATING INCOME									113,067	54,347	5,485
Equity in earnings of equity investees									0	0	0
Equity in earnings of subsidiaries									0	0	0
Interest expense									(11,505)	(13,608)	(14,555)
Other income (expense)									0	0
Income (loss) from operations before income taxes									101,562	40,739	(9,070)
Income tax benefit (expense)									229	31	(5)
NET INCOME (LOSS)									101,791	40,770	(9,075)
Net loss attributable to noncontrolling interests									5,717	568	2,167
NET INCOME (LOSS) ATTRIBUTABLE TO GENESIS ENERGY, L.P.									107,508	41,338	(6,908)
Less: Accumulated distributions attributable to Class A Convertible Preferred Units									0	0	0
Net Income (Loss) Available to Common Unitholders									107,508	41,338	(6,908)
Reportable Legal Entities | Non-Guarantor Subsidiaries | Offshore pipeline transportation services
REVENUES:
Total revenues									0	0	0
COSTS AND EXPENSES:
Cost of products and services sold									2,396	2,840	10,833
Reportable Legal Entities | Non-Guarantor Subsidiaries | Sodium minerals and sulfur services
REVENUES:
Total revenues									856,221	286,263	7,873
COSTS AND EXPENSES:
Cost of products and services sold									668,200	226,187	8,491
Reportable Legal Entities | Non-Guarantor Subsidiaries | Marine transportation
REVENUES:
Total revenues									0	0	0
COSTS AND EXPENSES:
Cost of products and services sold									0	0	0
Reportable Legal Entities | Non-Guarantor Subsidiaries | Onshore facilities and transportation
REVENUES:
Total revenues									19,620	18,936	20,496
COSTS AND EXPENSES:
Cost of products and services sold									1,202	1,089	1,060
Eliminations
REVENUES:
Total revenues									(15,282)	(9,493)	(7,759)
COSTS AND EXPENSES:
General and administrative									0	0	0
Depreciation, depletion and amortization									0	0	0
Gain on sale of assets									0	0
Impairment expense									0
Total costs and expenses									(15,282)	(9,493)	(7,759)
OPERATING INCOME									0	0	0
Equity in earnings of equity investees									0	0	0
Equity in earnings of subsidiaries									(327,299)	(317,835)	(246,304)
Interest expense									0	0	0
Other income (expense)									0	0
Income (loss) from operations before income taxes									(327,299)	(317,835)	(246,304)
Income tax benefit (expense)									0	0	0
NET INCOME (LOSS)									(327,299)	(317,835)	(246,304)
Net loss attributable to noncontrolling interests									0	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO GENESIS ENERGY, L.P.									(327,299)	(317,835)	(246,304)
Less: Accumulated distributions attributable to Class A Convertible Preferred Units									0	0	0
Net Income (Loss) Available to Common Unitholders									(327,299)	(317,835)	(246,304)
Eliminations | Offshore pipeline transportation services
REVENUES:
Total revenues									0	0	0
COSTS AND EXPENSES:
Cost of products and services sold									0	0	0
Eliminations | Sodium minerals and sulfur services
REVENUES:
Total revenues									(15,282)	(9,493)	(7,759)
COSTS AND EXPENSES:
Cost of products and services sold									(15,282)	(9,493)	(7,759)
Eliminations | Marine transportation
REVENUES:
Total revenues									0	0	0
COSTS AND EXPENSES:
Cost of products and services sold									0	0	0
Eliminations | Onshore facilities and transportation
REVENUES:
Total revenues									0	0	0
COSTS AND EXPENSES:
Cost of products and services sold									$ 0	$ 0	$ 0